Earnings (Loss) per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator:.
Net income (loss)	$ (12,513,000)	$ (5,703,000)	$ (24,739,000)	$ (18,586,000)	$ (18,216,000)	$ (43,325,000)	$ (15,294,860)	$ (12,898,082)
Accretion of redeemable convertible preferred stock to redemption value			(82,365,000)		(37,934,000)	(116,126,000)
Accretion of noncontrolling interest put option to redemption value	(85,000)		(96,000)		(173,000)	(190,000)
Net loss attributable to common stockholders	$ (12,598,000)		$ (107,200,000)		$ (56,323,000)	$ (159,641,000)
Gelesis
Numerator:.
Net income (loss)								(93,347,000)	$ (25,905,000)
Accretion of redeemable convertible preferred stock to redemption value								(94,134,000)	(11,372,000)
Accretion of noncontrolling interest put option to redemption value								(376,000)	(567,000)
Net loss attributable to common stockholders								$ (187,857,000)	$ (37,844,000)
Denominator:.
Weighted average common shares outstanding - basic								2,204,486	2,149,182
Weighted average common shares outstanding - diluted								2,204,486	2,149,182
Net loss per share, basic								$ (85.22)	$ (17.61)
Net loss per share, diluted								$ (85.22)	$ (17.61)